Intangible Assets and Goodwill (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense	$ 1,395,088	$ 2,303,957	$ 5,662,895	$ 2,438,382
Amortization of intangible assets				3,054,088
Impairment of long-lived assets			0
Impairment loss				0
Goodwill			28,316,081
Impairment charge	$ 0		$ 40,569,772	8,632,773
Kuwait RPC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss				8,632,773
Amortization of intangible assets				7,047,179
Nanosponge technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization of intangible assets				$ 1,530,496